Notes to the semi-annual condensed consolidated cash flow statement	6 Months Ended
Jun. 30, 2026
Notes to Consolidated Cash Flow Statement [Abstract]
Notes to the semi-annual condensed consolidated cash flow statement
21. Notes to the semi-annual condensed consolidated cash flow statement
Operating activities
For the six months ended June 30, 2026 and 2025, other non-cash expenses/(income), net in the semi-annual condensed consolidated cash flow statement primarily include equity-settled share-based compensation and bonuses earned by the Senior Management Team and other employees of the Group that were not paid during the period, as well as provisions for risks and charges and allowances. The change in other operating assets and liabilities primarily relates to the cash impact of movements in employee benefit liabilities, tax receivables and liabilities, provisions for risks and charges, and other assets and liabilities.
Investing activities
Additions capitalized to property, plant and equipment for the six months ended June 30, 2026 and 2025 were €46,284 thousand and €38,721 thousand, respectively.